Vessel Sales and Impairments	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Vessel Sales and Impairments
17.	Vessel Sales and Impairments

The Company’s consolidated statement of loss for the year ended December 31, 2012 includes a $352.5 million write down of seven Suezmax tankers ($305.6 million), four Aframax tankers ($44.5 million), and one product tanker ($2.4 million). The Company’s consolidated statement of loss for the year ended December 31, 2011 includes a $58.0 million write down on three of the Dropdown Predecessor’s product tankers. When comparing the seven Suezmax tankers to each other and when comparing the four Aframax tankers to each other, the vessels have a similar age, a similar carrying value and are all being employed in the spot market or on short term time-charters. The primary factors that caused the write downs were a negative change in the outlook for the crude tanker market, a delay in the expected timing of a recovery of the crude tanker market as well as the expected discrimination impact from more fuel efficient vessels being constructed. One of the four Aframax tankers was held for sale at December 31, 2012 and was subsequently sold in January 2013. All of the vessels were written down to their estimated fair values, using an internally appraised value based on second hand sale and purchase market data.